Exhibit 99.1 Sch. 11

Client Name:	Vista Point
Client Project Name:	VSTA 2020-1
Start - End Dates:	11/2019 - 1/2020
Deal Loan Count:	29

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH123	No evidence of required debt payoff	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3476	TRID - Written List of Providers not provided or untimely	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5019	TRID - Closing Disclosure; Optional designation missing from optional insurance product	1
Compliance	Texas Home Equity	CMPTXHE320	TX Equity - Texas Equity : Missing T.42 Title Endorsement	1
Compliance	Texas Home Equity	CMPTXHE321	TX Equity - Texas Equity : Missing T.42.1 Title Endorsement	1
Total				9

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